Staff costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Compensation costs
Upfront bonus charge	£ 887	£ 679
Deferred bonus charge	390	304
Other incentives	35	29
Performance costs	1,312	1,012
Salaries	2,559	2,549
Social security costs	495	442
Post-retirement benefits	287	280
Other compensation costs	362	354
Total compensation costs	5,015	4,637
Other resourcing costs
Outsourcing	457	437
Redundancy and restructuring	101	83
Temporary staff costs	37	33
Other	60	64
Total other resourcing costs	655	617
Total staff costs	£ 5,670	£ 5,254
Barclays Group compensation costs as a % of total income	30.40%	31.10%